Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of operating segments [line items]
Net interest income	$ 2,747	$ 2,839	$ 2,762	$ 5,586	$ 5,523
Non-interest income	2,185	2,124	1,816	4,309	3,910
Revenue	4,932	4,963	4,578	9,895	9,433
Provision for (reversal of) credit losses	32	147	1,412	179	1,673
Amortization and impairment	249	237	280	486	526
Other non-interest expenses	2,507	2,489	2,424	4,996	5,243
Income (loss) before income taxes	2,144	2,090	462	4,234	1,991
Income taxes	493	465	70	958	387
Net income (loss)	1,651	1,625	392	3,276	1,604
Non-controlling interests	4	4	(8)	8	(1)
Equity shareholders	1,647	1,621	400	3,268	1,605
Average assets	795,373	799,948	725,701	797,698	702,362
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,425	1,483	1,432	2,908	2,937
Non-interest income	516	542	504	1,058	1,078
Revenue	1,941	2,025	1,936	3,966	4,015
Provision for (reversal of) credit losses	65	54	640	119	851
Amortization and impairment	53	53	57	106	114
Other non-interest expenses	1,005	1,033	1,017	2,038	2,046
Income (loss) before income taxes	818	885	222	1,703	1,004
Income taxes	215	233	59	448	266
Net income (loss)	603	652	163	1,255	738
Equity shareholders	603	652	163	1,255	738
Average assets	266,763	261,542	251,898	264,109	251,745
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	305	298	321	603	636
Non-interest income	830	790	704	1,620	1,444
Revenue	1,135	1,088	1,025	2,223	2,080
Provision for (reversal of) credit losses	(18)	33	186	15	221
Amortization and impairment	7	7	7	14	14
Other non-interest expenses	601	565	552	1,166	1,106
Income (loss) before income taxes	545	483	280	1,028	739
Income taxes	146	129	74	275	197
Net income (loss)	399	354	206	753	542
Equity shareholders	399	354	206	753	542
Average assets	67,969	65,774	66,931	66,853	66,085
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	351	374	370	725	712
Non-interest income	181	187	141	368	300
Revenue	532	561	511	1,093	1,012
Provision for (reversal of) credit losses	(12)	45	230	33	245
Amortization and impairment	27	28	34	55	66
Other non-interest expenses	244	252	257	496	523
Income (loss) before income taxes	273	236	(10)	509	178
Income taxes	57	48	(25)	105	(2)
Net income (loss)	216	188	15	404	180
Equity shareholders	216	188	15	404	180
Average assets	46,364	47,501	49,182	46,942	46,972
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	662	682	568	1,344	1,066
Non-interest income	532	492	399	1,024	907
Revenue	1,194	1,174	967	2,368	1,973
Provision for (reversal of) credit losses	(11)	5	236	(6)	230
Amortization and impairment	3	2	2	5	5
Other non-interest expenses	535	520	490	1,055	979
Income (loss) before income taxes	667	647	239	1,314	759
Income taxes	172	154	62	326	204
Net income (loss)	495	493	177	988	555
Equity shareholders	495	493	177	988	555
Average assets	250,627	250,418	235,064	250,521	223,998
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	4	2	71	6	172
Non-interest income	126	113	68	239	181
Revenue	130	115	139	245	353
Provision for (reversal of) credit losses	8	10	120	18	126
Amortization and impairment	159	147	180	306	327
Other non-interest expenses	122	119	108	241	589
Income (loss) before income taxes	(159)	(161)	(269)	(320)	(689)
Income taxes	(97)	(99)	(100)	(196)	(278)
Net income (loss)	(62)	(62)	(169)	(124)	(411)
Non-controlling interests	4	4	(8)	8	(1)
Equity shareholders	(66)	(66)	(161)	(132)	(410)
Average assets	$ 163,650	$ 174,713	$ 122,626	$ 169,273	$ 113,562